Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment) Not Applicable
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND		JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND (A)	JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND (B)
Management Fee		0.31%	0.31%
Distribution and/or Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.17%	0.17%
Total Annual Fund Operating Expenses		0.68%	0.48%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
Expense Example JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND (A)	69	218	379	847
JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND (B)	49	154	269	604

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2014 – 12/31/2014	56%

Period	Class B
1/1/2014 – 12/31/2014	56%

Portfolio Turnover, Rate	56.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Telecommunication Services 25/50 Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the MSCI USA IMI Telecommunication Services 25/50 Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2014 , the market capitalization range of the MSCI USA IMI Telecommunication Services 25/50 Index was $ 5,766.69 m illion to $ 106,121.35 million.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Telecommunication Services 25/50 Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Telecommunication Services 25/50 Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 , as amended, may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund is “non-diversified” under the 1940 Act, as defined in the Investment Company Act of 1940,as amended (the “1940 Act’), and may invest more of its assets in fewer issuers than “diversified” mutual funds

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]

An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Concentration risk - To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•	Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
•	Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.
•	Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•	Non-diversification risk – The Fund is considered non-diversified. As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
•	Sector risk - Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment managers’ choice of securities within the sector for investment.
•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund .  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31 Class A Class B
Performance Table Heading	Average Annual Total Returns as of December 31, 2014
Performance [Table]
Average Annual Total Returns JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND	1 Year	5 Years	10 Years
JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND (A)	5.52%	12.76%	7.07%
JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND (A) MSCI USA IMI Telecom Services 25/50 Index (Net) (reflects no deduction for fees, expenses or taxes)	4.98%	11.72%	7.05%
JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND (A) Dow Jones U.S. Telecommunications Index (reflects no deduction for fees, expenses or taxes)	2.39%	11.19%	6.11%
JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND (B)	5.74%	12.96%	7.30%
JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND (B) MSCI USA IMI Telecom Services 25/50 Index (Net) (reflects no deduction for fees, expenses or taxes)	4.98%	11.72%	7.05%
JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND (B) Dow Jones U.S. Telecommunications Index (reflects no deduction for fees, expenses or taxes)	2.39%	11.19%	6.11%

JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	56.00%
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter
Highest Quarterly Return, Date	Sep. 30, 2010
Highest Quarterly Return	19.85%
Lowest Quarterly Return, Label	Worst Quarter
Lowest Quarterly Return, Date	Mar. 31, 2008
Lowest Quarterly Return	(18.69%)
JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	56.00%
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter
Highest Quarterly Return, Date	Sep. 30, 2010
Highest Quarterly Return	20.38%
Lowest Quarterly Return, Label	Worst Quarter
Lowest Quarterly Return, Date	Mar. 31, 2008
Lowest Quarterly Return	(18.55%)